STOCK COMPENSATION PLAN (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Stock Options	Summary information related to stock options outstanding as of December 31, 2022 and 2021 is as follows:

Outstanding Stock Options
Outstanding at January 1, 2021	959,413
Granted	—
Exercised	—
Forfeited / Terminated	(108,501)

Outstanding at December 31, 2021	850,912

Granted	1,746,470
Exercised	(199,148)
Forfeited / Terminated	(923,413)

Outstanding at December 31, 2022	1,474,821

Summary of the Fair Market Value for Awards Granted
The following table summarizes the assumptions used in the calculation of the fair market value for awards granted during the year ended December 31, 2022:
Valuations assumptions

Expected dividend yield	—%
Expected volatility	55%
Expected term (years)	6
Risk-free interest rate	1.9%